Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 179,462	$ 179,934
Accounts receivable, including non-trade of $7,714 (December 31, 2011 - $7,714)	93,158	83,129
Vessels held for sale (note 3a)	14,930	19,000
Net investments in direct financing leases - current	10,915	17,096
Prepaid expenses	41,653	36,963
Due from affiliates (note 8c)	7,820	6,138
Current portion of derivative instruments (note 9)	3,209	4,318
Other current assets	487	1,181
Total current assets	351,634	347,759
Vessels and equipment
At cost, less accumulated depreciation of $1,304,580 (December 31, 2011 - $1,269,219)	2,446,287	2,539,949
Advances on newbuilding contracts	69,163	45,637
Net investments in direct financing leases	30,262	33,210
Derivative instruments (note 9)	1,248	877
Other assets	30,365	28,540
Intangible assets - net	18,585	21,644
Goodwill - shuttle tanker segment	127,113	127,113
Total assets	3,074,657	3,144,729
Current
Accounts payable	19,185	16,732
Accrued liabilities (note 9)	72,421	82,488
Due to affiliates (note 8c)	40,334	39,678
Current portion of long-term debt (note 5)	261,272	229,365
Current portion of derivative instruments (note 9)	49,367	46,396
Current portion of in-process revenue contracts	12,744	13,550
Total current liabilities	455,323	428,209
Long-term debt (note 5)	1,734,169	1,799,711
Derivative instruments (note 9)	260,721	244,998
In-process revenue contracts	107,718	113,202
Other long-term liabilities, including an amount due to parent of $5.5 million (December 31, 2011 - $5.2 million)	32,195	35,569
Total liabilities	2,590,126	2,621,689
Commitments and contingencies (note 5, 9, 11)
Redeemable non-controlling interest (note 11b)	36,356	38,307
Equity
Non-controlling interest	40,384	40,622
Partners' equity	408,275	444,665
Accumulated other comprehensive loss	(484)	(554)
Total equity	448,175	484,733
Total liabilities and total equity	$ 3,074,657	$ 3,144,729